Note 22 - Business Segments (Details) - Company's Reportable Segments (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Interest income - external customers	$ 20,613	$ 22,983	$ 30,816
Non-interest income - external customers	7,284	7,312	8,990
Intersegment interest income	0	0	0
Intersegment non-interest income	0	0	0
Interest expense	1,211	3,289	7,139
Non-interest expense	21,403	22,623	24,670
Income tax expense	4,902	(14,406)	132
Net income	7,379	26,670	5,321
Total assets	577,426	648,622	653,327
External Customer [Member] | Consolidation, Eliminations [Member]
Segment Reporting Information [Line Items]
Non-interest income - external customers	0	0	0
External Customer [Member] | Home Federal Savings Bank [Member]
Segment Reporting Information [Line Items]
Non-interest income - external customers	7,284	7,312	8,990
External Customer [Member] | Other Segments [Member]
Segment Reporting Information [Line Items]
Non-interest income - external customers	0	0	0
External Customer [Member]
Segment Reporting Information [Line Items]
Non-interest income - external customers	7,284	7,312	8,990
Consolidation, Eliminations [Member]
Segment Reporting Information [Line Items]
Interest income - external customers	0	0	0
Intersegment interest income	(2)	(1)	(4)
Intersegment non-interest income	(7,824)	(26,974)	(6,406)
Interest expense	(2)	(1)	(4)
Non-interest expense	(180)	(182)	(186)
Income tax expense	0	0	0
Net income	(7,644)	(26,792)	(6,220)
Total assets	(75,192)	(89,540)	(64,123)
Home Federal Savings Bank [Member]
Segment Reporting Information [Line Items]
Interest income - external customers	20,613	22,983	30,816
Intersegment interest income	0	0	0
Intersegment non-interest income	180	182	186
Interest expense	1,213	3,290	7,143
Non-interest expense	20,781	22,039	24,077
Income tax expense	5,438	(13,766)	0
Net income	7,644	26,795	6,228
Total assets	576,397	647,679	653,315
Other Segments [Member]
Segment Reporting Information [Line Items]
Interest income - external customers	0	0	0
Intersegment interest income	2	1	4
Intersegment non-interest income	7,644	26,792	6,220
Interest expense	0	0	0
Non-interest expense	802	766	779
Income tax expense	(536)	(640)	132
Net income	7,379	26,667	5,313
Total assets	$ 76,221	$ 90,483	$ 64,135